PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES
Retainer for workover rigs	$ 240,000
Prepaid expense	68,003	$ 90,273	$ 81,069
Deferred closing costs	4,040	8,417	4,280
Security deposit	5,050	5,050	5,050
Other	9,986	9,986
Total prepaid expenses - current	327,079	$ 113,726	$ 104,638
Retainer for workover rigs	420,000
Total prepaid expenses - noncurrent	$ 420,000